Cost Analysis - Summary of Depreciation, Amortisation and Impairment Analysis (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost of sales and operating cost analysis [line items]
Depreciation and depletion (note 13, 20)	$ 1,618	$ 1,613	$ 1,550
Amortisation of intangible assets (note 14)	103	46	44
Impairment of property, plant and equipment	0	0	263
Impairment of intangible assets	0	0	410
Total	1,721	1,659	2,267
Cost of sales
Cost of sales and operating cost analysis [line items]
Depreciation and depletion (note 13, 20)	1,389	1,379	1,323
Amortisation of intangible assets (note 14)	0	0	0
Impairment of property, plant and equipment	0	0	254
Impairment of intangible assets	0	0	0
Total	1,389	1,379	1,577
Operating costs
Cost of sales and operating cost analysis [line items]
Depreciation and depletion (note 13, 20)	229	234	227
Amortisation of intangible assets (note 14)	103	46	44
Impairment of property, plant and equipment	0	0	9
Impairment of intangible assets	0	0	410
Total	$ 332	$ 280	$ 690